Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000164379 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Class A
Trading Symbol	BDKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class A/BDKAX)	$184	1.76%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year?
The Bramshill Multi-Strategy Income Fund (“the Fund”), as measured by the Class A shares (BDKAX), outperformed the Bloomberg Aggregate Bond Index (“AGG Index”) by approximately 731 basis points (8.56% versus 1.25%) for the full year of 2024. BDKAX outperformed the ICE Bank of America Merrill Lynch U.S. Cash Pay High Yield Index (“HY Index”) by 45 basis points (8.56% versus 8.11%) for the full year of 2024.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributors to the Fund’s outperformance were Residential Mortgage Backed Securities (“RMBS”) Single Family Rental (“SFR”), RMBS Agency Credit Risk Transfer (“CRT”), RMBS Prime Jumbo 2.0, RMBS Non-Agency Prime CRT, and Asset Backed Securities (“ABS”) Prime Auto. The year-end exposure of the RMBS SFR allocation in 2024 was approximately 15% and the Contribution to Return (“CTR”) was approximately +2.3%. RMBS SFR securities experienced spread tightening and multiple investments we purchased at discounts were called earlier than maturity at par, resulting in an outperformance to our base case expectations. The year-end exposure of the RMBS Agency CRT allocation in 2024 was approximately 15% and the CTR was approximately +2.0%. RMBS Agency CRT securities exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class. The year-end exposure of the RMBS Prime Jumbo 2.0 allocation in 2024 was approximately 29% and the CTR was +1.5%. The combination of significant home equity, relatively low Loan-to-Value ratios, high quality borrowers and limited housing supply should continue to benefit the Prime Jumbo 2.0 sector. These securities would greatly benefit during a rate rally should prepayments increase versus our base case expectations. The year-end exposure of the RMBS Non-Agency Prime CRT allocation in 2024 was approximately 12% and the CTR was approximately +1.3%. The RMBS Non-Agency Prime CRT allocation consists of floating rate securities that exhibited good fundamental performance and experienced spread tightening. The ABS Prime Auto year-end exposure in 2024 was approximately 16% and the CTR was approximately +1.1%. ABS Prime Auto securities exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class .[1]
The fund did not experience any return detractors during 2024. All the invested sectors were positive contributors to the overall return for the year.
[1] Sector returns are calculated internally by Bramshill Investments LLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Bramshill Multi-Strategy Income Fund (Class A/BDKAX)[2,3]	3.88%	-4.94%	-0.55%
Bramshill Multi-Strategy Income Fund (Class A/BDKAX) - excluding sales load	8.56%	-4.12%	0.11%
Bloomberg Aggregate Bond Index	1.25%	-0.33%	1.44%
ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield	8.11%	4.06%	6.22%
[1]	Class A shares commenced operations on December 31, 2015.
[2]	Maximum sales charge (load) of 4.25% of offering price.
[3]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/ for the most recent performance information.
Net Assets	$ 239,932,317
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 2,900,586
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$239,932,317
Total number of portfolio holdings	158
Total advisory fees paid (net)	$2,900,586
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Western Alliance Bank 2021-CL2, 8.669%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 13.933%, 11/25/2039	3.8%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	3.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.147%, 8/25/2048	3.0%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.846%, 5/25/2048	2.8%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.4%
FARM Mortgage Trust 2023-1, 3.037%, 3/25/2052	2.3%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
FirstKey Homes 2020-SFR1 Trust, 4.781%, 8/17/2037	2.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Western Alliance Bank 2021-CL2, 8.669%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 13.933%, 11/25/2039	3.8%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	3.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.147%, 8/25/2048	3.0%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.846%, 5/25/2048	2.8%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.4%
FARM Mortgage Trust 2023-1, 3.037%, 3/25/2052	2.3%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
FirstKey Homes 2020-SFR1 Trust, 4.781%, 8/17/2037	2.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164380 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Class C
Trading Symbol	BDKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Class C/BDKCX)	$261	2.51%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year?
The Bramshill Multi-Strategy Income Fund (“the Fund”), as measured by the Class C shares (BDKCX), outperformed the Bloomberg Aggregate Bond Index (“AGG Index”) by approximately 652 basis points (7.77% versus 1.25%) for the full year of 2024. BDKCX under performed the ICE Bank of America Merrill Lynch U.S. Cash Pay High Yield Index (“HY Index”) by 34 basis points (7.77% versus 8.11%) for the full year of 2024.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributors to the Fund’s outperformance were Residential Mortgage Backed Securities (“RMBS”) Single Family Rental (“SFR”), RMBS Agency Credit Risk Transfer (“CRT”), RMBS Prime Jumbo 2.0, RMBS Non-Agency Prime CRT, and Asset Backed Securities (“ABS”) Prime Auto. The year-end exposure of the RMBS SFR allocation in 2024 was approximately 15% and the Contribution to Return (“CTR”) was approximately +2.3%. RMBS SFR securities experienced spread tightening and multiple investments we purchased at discounts were called earlier than maturity at par, resulting in an outperformance to our base case expectations. The year-end exposure of the RMBS Agency CRT allocation in 2024 was approximately 15% and the CTR was approximately +2.0%. RMBS Agency CRT securities exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class. The year-end exposure of the RMBS Prime Jumbo 2.0 allocation in 2024 was approximately 29% and the CTR was +1.5%. The combination of significant home equity, relatively low Loan-to-Value ratios, high quality borrowers and limited housing supply should continue to benefit the Prime Jumbo 2.0 sector. These securities would greatly benefit during a rate rally should prepayments increase versus our base case expectations. The year-end exposure of the RMBS Non-Agency Prime CRT allocation in 2024 was approximately 12% and the CTR was approximately +1.3%. The RMBS Non-Agency Prime CRT allocation consists of floating rate securities that exhibited good fundamental performance and experienced spread tightening. The ABS Prime Auto year-end exposure in 2024 was approximately 16% and the CTR was approximately +1.1%. ABS Prime Auto securities exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class .[1]
The fund did not experience any return detractors during 2024. All the invested sectors were positive contributors to the overall return for the year.
[1] Sector returns are calculated internally by Bramshill Investments LLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Bramshill Multi-Strategy Income Fund (Class C/BDKCX)[2]	6.77%	-4.83%	-0.65%
Bramshill Multi-Strategy Income Fund (Class C/BDKCX) - excluding sales load	7.77%	-4.83%	-0.65%
Bloomberg Aggregate Bond Index	1.25%	-0.33%	1.44%
ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield	8.11%	4.06%	6.22%
[1]	Class C shares commenced operations on December 31, 2015.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/ for the most recent performance information.
Net Assets	$ 239,932,317
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 2,900,586
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$239,932,317
Total number of portfolio holdings	158
Total advisory fees paid (net)	$2,900,586
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Western Alliance Bank 2021-CL2, 8.669%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 13.933%, 11/25/2039	3.8%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	3.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.147%, 8/25/2048	3.0%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.846%, 5/25/2048	2.8%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.4%
FARM Mortgage Trust 2023-1, 3.037%, 3/25/2052	2.3%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
FirstKey Homes 2020-SFR1 Trust, 4.781%, 8/17/2037	2.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Western Alliance Bank 2021-CL2, 8.669%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 13.933%, 11/25/2039	3.8%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	3.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.147%, 8/25/2048	3.0%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.846%, 5/25/2048	2.8%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.4%
FARM Mortgage Trust 2023-1, 3.037%, 3/25/2052	2.3%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
FirstKey Homes 2020-SFR1 Trust, 4.781%, 8/17/2037	2.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000164381 [Member]
Shareholder Report [Line Items]
Fund Name	BramshillMulti-Strategy Income Fund
Class Name	Institutional Class
Trading Symbol	BDKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bramshill Multi-Strategy Income Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Additional Information Phone Number	(800) 207-7108
Additional Information Website	https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bramshill Multi-Strategy Income Fund (Institutional Class/BDKNX)	$158	1.51%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform last year?
The Bramshill Multi-Strategy Income Fund (“the Fund”), as measured by the Institutional Share Class (BDKNX), outperformed the Bloomberg Aggregate Bond Index (“AGG Index”) by approximately 775 basis points (9.00% versus 1.25%) for the full year of 2024. BDKNX outperformed the ICE Bank of America Merrill Lynch U.S. Cash Pay High Yield Index (“HY Index”) by 89 basis points (9.00% versus 8.11%) for the full year of 2024.
What affected the Fund’s performance?
Fund performance can be attributed to the following:
From an allocation perspective, the biggest contributors to the Fund’s outperformance were Residential Mortgage Backed Securities (“RMBS”) Single Family Rental (“SFR”), RMBS Agency Credit Risk Transfer (“CRT”), RMBS Prime Jumbo 2.0, RMBS Non-Agency Prime CRT, and Asset Backed Securities (“ABS”) Prime Auto. The year-end exposure of the RMBS SFR allocation in 2024 was approximately 15% and the Contribution to Return (“CTR”) was approximately +2.3%. RMBS SFR securities experienced spread tightening and multiple investments we purchased at discounts were called earlier than maturity at par, resulting in an outperformance to our base case expectations. The year-end exposure of the RMBS Agency CRT allocation in 2024 was approximately 15% and the CTR was approximately +2.0%. RMBS Agency CRT securities exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class. The year-end exposure of the RMBS Prime Jumbo 2.0 allocation in 2024 was approximately 29% and the CTR was +1.5%. The combination of significant home equity, relatively low Loan-to-Value ratios, high quality borrowers and limited housing supply should continue to benefit the Prime Jumbo 2.0 sector. These securities would greatly benefit during a rate rally should prepayments increase versus our base case expectations. The year-end exposure of the RMBS Non-Agency Prime CRT allocation in 2024 was approximately 12% and the CTR was approximately +1.3%. The RMBS Non-Agency Prime CRT allocation consists of floating rate securities that exhibited good fundamental performance and experienced spread tightening. The ABS Prime Auto year-end exposure in 2024 was approximately 16% and the CTR was approximately +1.1%. ABS Prime Auto securities exhibited good fundamental performance and experienced spread tightening during the year which contributed positively to the performance of this asset class .[1]
The fund did not experience any return detractors during 2024. All the invested sectors were positive contributors to the overall return for the year.
[1] Sector returns are calculated internally by Bramshill Investments LLC

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Bramshill Multi-Strategy Income Fund (Institutional Class/BDKNX)	9.00%	-3.86%	0.37%
Bloomberg Aggregate Bond Index	1.25%	-0.33%	1.44%
ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield	8.11%	4.06%	6.22%
[1]	Institutional Class shares commenced operations on December 31, 2015.

Performance Inception Date	Dec. 31, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://libertystreetfunds.com/bramshill-multi-strategy-income-fund/ for the most recent performance information.
Net Assets	$ 239,932,317
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 2,900,586
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$239,932,317
Total number of portfolio holdings	158
Total advisory fees paid (net)	$2,900,586
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end.
Top Ten Holdings
Western Alliance Bank 2021-CL2, 8.669%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 13.933%, 11/25/2039	3.8%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	3.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.147%, 8/25/2048	3.0%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.846%, 5/25/2048	2.8%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.4%
FARM Mortgage Trust 2023-1, 3.037%, 3/25/2052	2.3%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
FirstKey Homes 2020-SFR1 Trust, 4.781%, 8/17/2037	2.1%
Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Western Alliance Bank 2021-CL2, 8.669%, 7/25/2059	4.0%
Fannie Mae Connecticut Avenue Securities, 13.933%, 11/25/2039	3.8%
Chase Auto Owner Trust 2024-4, 0.000%, 11/25/2031	3.2%
Freddie Mac Structured Agency Credit Risk Debt Notes, 4.147%, 8/25/2048	3.0%
Chase Auto Owner Trust 2024-5, 0.000%, 1/26/2032	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes, 3.846%, 5/25/2048	2.8%
Ally Auto Receivables Trust 2024-1, 0.000%, 2/16/2032	2.4%
FARM Mortgage Trust 2023-1, 3.037%, 3/25/2052	2.3%
JPMorgan Chase Bank N.A. - CACLN, 9.812%, 2/26/2029	2.2%
FirstKey Homes 2020-SFR1 Trust, 4.781%, 8/17/2037	2.1%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.